Schedule of Investments (unaudited) December 31, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 78.0%
AC Immune SA(a)	617,910	$5,264,593
ACADIA Pharmaceuticals Inc.(a)(b)	1,406,504	60,170,241
Acceleron Pharma Inc.(a)(b)	485,469	25,739,566
Achillion Pharmaceuticals Inc.(a)(b)	1,281,303	7,726,257
ADMA Biologics Inc.(a)(b)	538,668	2,154,672
Adverum Biotechnologies Inc.(a)(b)	590,701	6,804,876
Aeglea BioTherapeutics Inc.(a)(b)	265,090	2,025,288
Affimed NV(a)	692,334	1,896,995
Agios Pharmaceuticals Inc.(a)(b)	625,242	29,855,305
Aimmune Therapeutics Inc.(a)(b)	578,897	19,375,683
Akcea Therapeutics Inc.(a)(b)	858,768	14,547,530
Akebia Therapeutics Inc.(a)(b)	1,087,820	6,875,022
Akero Therapeutics Inc.(a)(b)	259,340	5,756,051
Alector Inc.(a)	625,894	10,784,154
Alexion Pharmaceuticals Inc.(a)(b)	2,020,498	218,516,859
Alkermes PLC(a)	1,440,678	29,389,831
Allakos Inc.(a)(b)	444,398	42,377,793
Allogene Therapeutics Inc.(a)(b)	1,106,989	28,759,574
Alnylam Pharmaceuticals Inc.(a)(b)	1,017,948	117,237,071
AMAG Pharmaceuticals Inc.(a)(b)	307,743	3,745,232
Amarin Corp. PLC, ADR(a)(b)	3,235,854	69,376,710
Amgen Inc.	2,553,924	615,674,459
Amicus Therapeutics Inc.(a)(b)	2,330,494	22,699,012
AnaptysBio Inc.(a)(b)	248,151	4,032,454
Apellis Pharmaceuticals Inc.(a)(b)	584,314	17,891,695
Ardelyx Inc.(a)(b)	571,266	4,287,351
Arena Pharmaceuticals Inc.(a)(b)	458,263	20,814,305
Argenx SE, ADR(a)(b)	197,262	31,664,496
ArQule Inc.(a)(b)	1,104,209	22,040,012
Arrowhead Pharmaceuticals Inc.(a)(b)	874,051	55,441,055
Ascendis Pharma A/S, ADR(a)(b)	418,593	58,234,658
Assembly Biosciences Inc.(a)(b)	236,532	4,839,445
Atara Biotherapeutics Inc.(a)(b)	495,222	8,156,306
Athenex Inc.(a)(b)	708,904	10,824,964
Atreca Inc., Class A(a)(b)	200,023	3,094,356
Audentes Therapeutics Inc.(a)	418,711	25,055,666
Aurinia Pharmaceuticals Inc.(a)(b)	862,552	17,475,304
Autolus Therapeutics PLC , ADR(a)(b)	240,624	3,176,237
Avrobio Inc.(a)(b)	289,624	5,830,131
BeiGene Ltd., ADR(a)(b)	369,535	61,254,122
BioCryst Pharmaceuticals Inc.(a)	1,408,997	4,861,040
Biogen Inc.(a)	1,625,569	482,355,089
BioMarin Pharmaceutical Inc.(a)(b)	1,640,175	138,676,796
Bluebird Bio Inc.(a)(b)	505,245	44,335,249
Blueprint Medicines Corp.(a)(b)	449,221	35,987,094
Bridgebio Pharma Inc.(a)(b)	1,122,180	39,332,409
Castle Biosciences Inc.(a)(b)	155,049	5,329,034
Cellectis SA, ADR(a)(b)	156,938	2,686,779
ChemoCentryx Inc.(a)(b)	532,922	21,077,065
China Biologic Products Holdings Inc.(a)(b)	351,047	40,854,850
Coherus Biosciences Inc.(a)(b)	641,382	11,548,083
Corbus Pharmaceuticals Holdings Inc.(a)(b)	591,487	3,229,519
CRISPR Therapeutics AG(a)(b)	543,457	33,099,249
Cytokinetics Inc.(a)(b)	540,292	5,732,498
CytomX Therapeutics Inc.(a)(b)	415,532	3,453,071
Deciphera Pharmaceuticals Inc.(a)(b)	466,722	29,048,777
Denali Therapeutics Inc.(a)(b)	878,293	15,299,864
Dicerna Pharmaceuticals Inc.(a)	625,872	13,787,960

Security	Shares	Value

Biotechnology (continued)
Eagle Pharmaceuticals Inc./DE(a)(b)	125,044	$7,512,644
Editas Medicine Inc.(a)(b)	469,106	13,890,229
Eidos Therapeutics Inc.(a)(b)	342,907	19,679,433
Eiger BioPharmaceuticals Inc.(a)	224,024	3,337,958
Enanta Pharmaceuticals Inc.(a)(b)	180,407	11,145,544
Epizyme Inc.(a)(b)	893,503	21,980,174
Esperion Therapeutics Inc.(a)(b)	249,929	14,903,266
Exelixis Inc.(a)(b)	2,774,664	48,889,580
Fate Therapeutics Inc.(a)(b)	691,292	13,528,584
FibroGen Inc.(a)(b)	796,613	34,166,732
Flexion Therapeutics Inc.(a)(b)	349,138	7,227,157
Forty Seven Inc.(a)(b)	386,662	15,222,883
G1 Therapeutics Inc.(a)(b)	343,726	9,084,678
Galapagos NV, ADR(a)(b)	74,314	15,370,365
Genmab A/S, ADR(a)(b)	274,853	6,137,467
Geron Corp.(a)(b)	1,826,391	2,483,892
Gilead Sciences Inc.	8,915,419	579,323,927
Global Blood Therapeutics Inc.(a)(b)	549,972	43,717,274
GlycoMimetics Inc.(a)(b)	396,552	2,097,760
Gossamer Bio Inc.(a)(b)	599,690	9,373,155
Grifols SA, ADR(b)	1,152,866	26,850,249
Gritstone Oncology Inc.(a)	325,154	2,916,631
Halozyme Therapeutics Inc.(a)(b)	1,340,240	23,762,455
Homology Medicines Inc.(a)(b)	402,751	8,336,946
ImmunoGen Inc.(a)	1,369,097	6,989,240
Immunomedics Inc.(a)(b)	1,765,307	37,353,896
Incyte Corp.(a)	1,967,069	171,764,465
Inovio Pharmaceuticals Inc.(a)(b)	914,611	3,018,216
Insmed Inc.(a)(b)	817,132	19,513,112
Intellia Therapeutics Inc.(a)(b)	447,068	6,558,488
Intercept Pharmaceuticals Inc.(a)(b)	298,869	37,035,846
Intrexon Corp.(a)(b)	1,487,900	8,153,692
Ionis Pharmaceuticals Inc.(a)	1,284,831	77,616,641
Iovance Biotherapeutics Inc.(a)(b)	1,154,033	31,943,633
Ironwood Pharmaceuticals Inc.(a)(b)	1,434,244	19,089,788
Karuna Therapeutics Inc.(a)(b)	236,221	17,796,890
Karyopharm Therapeutics Inc.(a)(b)	574,237	11,008,123
Kodiak Sciences Inc.(a)(b)	336,492	24,210,599
Kura Oncology Inc.(a)(b)	414,431	5,698,426
Lexicon Pharmaceuticals Inc.(a)(b)	971,945	4,033,572
Ligand Pharmaceuticals Inc.(a)(b)	160,734	16,762,949
MacroGenics Inc.(a)(b)	447,385	4,867,549
Magenta Therapeutics Inc.(a)(b)	356,576	5,405,692
MannKind Corp.(a)(b)	1,875,497	2,419,391
Medicines Co. (The)(a)(b)	728,103	61,845,069
MeiraGTx Holdings PLC(a)(b)	332,106	6,648,762
Mirati Therapeutics Inc.(a)	360,098	46,402,228
Moderna Inc.(a)(b)	3,026,232	59,193,098
Momenta Pharmaceuticals Inc.(a)(b)	904,685	17,849,435
Myriad Genetics Inc.(a)(b)	680,328	18,525,331
Neurocrine Biosciences Inc.(a)(b)	841,240	90,424,888
OPKO Health Inc.(a)(b)	6,084,513	8,944,234
Orchard Therapeutics PLC, ADR(a)(b)	354,800	4,878,500
PDL BioPharma Inc.(a)(b)	1,044,312	3,388,792
Portola Pharmaceuticals Inc.(a)(b)	711,717	16,995,802
Precision BioSciences Inc.(a)(b)	461,198	6,406,040
Prevail Therapeutics Inc.(a)(b)	309,679	4,902,219
Principia Biopharma Inc.(a)	297,734	16,309,869
Progenics Pharmaceuticals Inc.(a)(b)	790,396	4,023,116
ProQR Therapeutics NV(a)(b)	451,416	4,473,533

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Protagonist Therapeutics Inc.(a)	247,060	$1,741,773
Prothena Corp. PLC(a)(b)	364,885	5,776,130
PTC Therapeutics Inc.(a)(b)	563,504	27,065,097
Puma Biotechnology Inc.(a)(b)	356,325	3,117,844
Ra Pharmaceuticals Inc.(a)(b)	431,189	20,235,700
Radius Health Inc.(a)(b)	422,300	8,513,568
Regeneron Pharmaceuticals Inc.(a)(b)	812,364	305,026,435
REGENXBIO Inc.(a)(b)	337,248	13,817,051
Retrophin Inc.(a)(b)	392,890	5,579,038
Rhythm Pharmaceuticals Inc.(a)(b)	401,680	9,222,573
Rigel Pharmaceuticals Inc.(a)(b)	1,532,930	3,280,470
Rocket Pharmaceuticals Inc.(a)(b)	460,745	10,486,556
Rubius Therapeutics Inc.(a)(b)	729,865	6,933,717
Sage Therapeutics Inc.(a)(b)	473,093	34,152,584
Sangamo Therapeutics Inc.(a)(b)	1,060,383	8,875,406
Sarepta Therapeutics Inc.(a)(b)	680,902	87,863,594
Scholar Rock Holding Corp.(a)(b)	269,508	3,552,115
Seattle Genetics Inc.(a)(b)	1,565,091	178,827,298
Seres Therapeutics Inc.(a)(b)	640,302	2,209,042
Solid Biosciences Inc.(a)(b)	420,597	1,871,657
Spectrum Pharmaceuticals Inc.(a)(b)	1,033,280	3,761,139
Stoke Therapeutics Inc.(a)(b)	297,218	8,417,214
Syros Pharmaceuticals Inc.(a)(b)	388,162	2,682,199
Translate Bio Inc.(a)(b)	548,949	4,468,445
Turning Point Therapeutics Inc.(a)(b)	325,549	20,278,447
Twist Bioscience Corp.(a)(b)	298,515	6,268,815
Ultragenyx Pharmaceutical Inc.(a)(b)	528,371	22,566,725
uniQure NV(a)	398,889	28,584,386
United Therapeutics Corp.(a)(b)	400,650	35,289,252
UNITY Biotechnology Inc.(a)(b)	419,998	3,028,186
UroGen Pharma Ltd.(a)(b)	191,868	6,402,635
Vanda Pharmaceuticals Inc.(a)(b)	487,835	8,005,372
Veracyte Inc.(a)(b)	446,671	12,471,054
Vertex Pharmaceuticals Inc.(a)(b)	2,317,291	507,370,864
Voyager Therapeutics Inc.(a)(b)	339,056	4,729,831
XBiotech Inc.(a)	373,107	6,964,042
Xencor Inc.(a)(b)	518,765	17,840,328
Y-mAbs Therapeutics Inc.(a)(b)	360,773	11,274,156
Zai Lab Ltd., ADR(a)(b)	339,843	14,134,070

		5,917,634,672

Chemicals — 0.1%
Amyris Inc.(a)(b)	964,625	2,980,691

Health Care Equipment & Supplies — 1.2%
Axonics Modulation Technologies Inc.(a)(b)	308,278	8,542,383
Cerus Corp.(a)(b)	1,299,399	5,483,464
Novocure Ltd.(a)(b)	903,934	76,174,518

		90,200,365

Health Care Providers & Services — 1.0%
Guardant Health Inc.(a)(b)	852,756	66,634,354
PetIQ Inc.(a)(b)	214,165	5,364,833

		71,999,187

Life Sciences Tools & Services — 9.7%
Adaptive Biotechnologies Corp.(a)	1,129,119	33,783,240
Bio-Techne Corp.	348,109	76,413,407
Compugen Ltd.(a)(b)	566,600	3,376,936
Illumina Inc.(a)	1,324,725	439,464,271
Luminex Corp.	412,062	9,543,356
Medpace Holdings Inc.(a)(b)	329,529	27,700,208

Security	Shares	Value

Life Sciences Tools & Services (continued)
NanoString Technologies Inc.(a)(b)	326,850	$9,092,967
Pacific Biosciences of California Inc.(a)	1,399,694	7,194,427
Personalis Inc.(a)	283,634	3,091,611
PRA Health Sciences Inc.(a)(b)	577,707	64,212,133
Quanterix Corp.(a)(b)	256,211	6,054,266
Syneos Health Inc.(a)(b)	947,949	56,379,267

		736,306,089

Pharmaceuticals — 10.0%
Aerie Pharmaceuticals Inc.(a)(b)	423,646	10,239,524
Akorn Inc.(a)	1,153,700	1,730,550
Amphastar Pharmaceuticals Inc.(a)(b)	429,333	8,281,834
ANI Pharmaceuticals Inc.(a)(b)	110,484	6,813,548
Arvinas Holding Co. LLC(a)	353,942	14,543,477
Axsome Therapeutics Inc.(a)	313,371	32,390,027
BioDelivery Sciences International Inc.(a)(b)	816,494	5,160,242
Cara Therapeutics Inc.(a)(b)	426,900	6,877,359
Chiasma Inc.(a)	381,549	1,892,483
Collegium Pharmaceutical Inc.(a)(b)	306,628	6,310,404
Corium International Inc.(c)	416,117	74,901
Cymabay Therapeutics Inc.(a)(b)	628,323	1,231,513
Dermira Inc.(a)(b)	498,627	7,559,185
Endo International PLC(a)(b)	2,074,126	9,727,651
Evolus Inc.(a)(b)	305,699	3,720,357
EyePoint Pharmaceuticals Inc.(a)(b)	988,704	1,532,491
Foamix Pharmaceuticals Ltd.(a)(b)	560,198	1,865,459
GW Pharmaceuticals PLC, ADR(a)(b)	269,606	28,190,003
Horizon Therapeutics PLC(a)(b)	1,710,682	61,926,688
Hutchison China MediTech Ltd., ADR(a)(b)	381,116	9,554,578
Innoviva Inc.(a)(b)	926,316	13,116,635
Intra-Cellular Therapies Inc.(a)(b)	505,402	17,340,343
Jazz Pharmaceuticals PLC(a)(b)	516,751	77,140,589
Mylan NV(a)(b)	4,714,821	94,767,902
MyoKardia Inc.(a)(b)	422,778	30,814,175
Nektar Therapeutics(a)(b)	1,606,120	34,668,100
NGM Biopharmaceuticals Inc.(a)(b)	605,288	11,191,775
Omeros Corp.(a)(b)	454,953	6,410,288
Optinose Inc.(a)(b)	422,086	3,891,633
Osmotica Pharmaceuticals PLC(a)	471,539	3,296,058
Pacira BioSciences Inc.(a)(b)	381,662	17,289,289
Reata Pharmaceuticals Inc., Class A(a)(b)	251,559	51,426,206
resTORbio Inc.(a)(b)	333,505	496,922
Revance Therapeutics Inc.(a)(b)	412,486	6,694,648
Sanofi, ADR, NVS	1,896,047	95,181,559
SIGA Technologies Inc.(a)(b)	741,484	3,536,879
Supernus Pharmaceuticals Inc.(a)(b)	479,832	11,381,615
TherapeuticsMD Inc.(a)(b)	2,480,123	6,001,898
Theravance Biopharma Inc.(a)(b)	519,148	13,440,742
Tricida Inc.(a)(b)	453,748	17,124,449
WaVe Life Sciences Ltd.(a)(b)	313,609	2,513,576
Xeris Pharmaceuticals Inc.(a)(b)	246,894	1,740,603
Zogenix Inc.(a)(b)	404,646	21,094,196

		760,182,354

Total Common Stocks — 100.0% (Cost: $8,580,411,395)		7,579,303,358

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 15.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	1,186,531,263	$1,187,005,875
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	6,425,000	6,425,000

		1,193,430,875

Total Short-Term Investments — 15.7% (Cost: $1,193,025,657)		1,193,430,875

Total Investments in Securities — 115.7% (Cost: $9,773,437,052)		8,772,734,233

Other Assets, Less Liabilities — (15.7)%		(1,189,655,779)

Net Assets — 100.0%		$7,583,078,454

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,347,750,952	(161,219,689)	1,186,531,263	$1,187,005,875	$8,042,799	(a)	$(17,677)	$5,519
BlackRock Cash Funds: Treasury, SL Agency Shares	8,677,695	(2,252,695)	6,425,000	6,425,000	124,218		—	—

				$1,193,430,875	$8,167,017		$(17,677)	$5,519

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	14	03/20/20	$1,169	$23,651
S&P MidCap 400 E-Mini	6	03/20/20	1,239	15,368

				$39,019

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Nasdaq Biotechnology ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,579,228,457	$—	$74,901	$7,579,303,358
Money Market Funds	1,193,430,875	—	—	1,193,430,875

	$8,772,659,332	$—	$74,901	$8,772,734,233

Derivative financial instruments(a)
Assets
Futures Contracts	$39,019	$—	$—	$39,019

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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